Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement Of Cash Flows [Line Items]
Money market paper in financial assets at fair value not held for trading	$ 9,479	$ 9,270
Money market paper in other financial assets measured at amortized cost	564	149
Money market paper in financial assets measured at fair value through other comprehensive income	344	0
Money market paper in financial assets at fair value held for trading	430	$ 9
Non-core and Legacy
Statement Of Cash Flows [Line Items]
Cash receipts from the sale of loans and loan commitments within Non-core and Legacy	$ 436